Significant Accounting Policies (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Days Past Grace Period to Initiate Contact to Cure Deficiency	30 days
Loans and Leases Receivable, Minimum Days Past Due to Begin Foreclosure Proceedings	90 days
Loans and Leases Receivable, Minimum Days Past Due to Stop Accrual of Interest	90 days
Loans and Leases Receivable, Loans Returned to Full Accrual Status	less than 90 days
Loans in process (excluding covered loans)	$ 170,229	$ 154,171